NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.5%
	Real Estate - 91.5%
38,497	Alexander & Baldwin, Inc.	$682,937
40,653	Alexandria Real Estate Equities, Inc.	3,965,700
121,978	American Homes 4 Rent, Class A	4,564,417
40,499	Americold Realty Trust - ADR	866,679
186,300	Apple Hospitality REIT, Inc.	2,859,705
33,069	AvalonBay Communities, Inc.	7,274,188
90,825	Brixmor Property Group, Inc.	2,528,568
8,702	Camden Property Trust	1,009,780
104,001	CareTrust REIT, Inc.	2,813,227
12,075	Community Healthcare Trust, Inc.	231,961
25,189	Corporate Office Properties Trust	779,600
31,572	Cousins Properties, Inc.	967,366
14,215	CubeSmart	609,113
74,830	Digital Realty Trust, Inc.	13,269,604
76,401	Douglas Emmett, Inc.	1,418,003
3,431	EastGroup Properties, Inc.	550,641
36,236	EPR Properties	1,604,530
18,368	Equinix, Inc.	17,319,005
22,919	Equity LifeStyle Properties, Inc.	1,526,405
84,099	Equity Residential	6,034,944
20,187	Essex Property Trust, Inc.	5,762,177
48,242	Extra Space Storage, Inc.	7,217,003
8,702	Federal Realty Investment Trust	974,189
22,411	First Industrial Realty Trust, Inc.	1,123,463
75,092	Gaming and Leisure Properties, Inc.	3,616,431
34,011	Global Medical REIT, Inc.	262,565
134,289	Healthcare Realty Trust, Inc.	2,276,198
118,683	Healthpeak Properties, Inc.	2,405,704
102,747	Host Hotels & Resorts, Inc.	1,800,127
28,138	InvesTrust Properties Corporation(a)	847,798
246,457	Invitation Homes, Inc.	7,879,230
55,690	Iron Mountain, Inc.	5,853,576
68,363	JBG SMITH Properties	1,050,739
89,520	Kilroy Realty Corporation	3,621,084

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.5% (Continued)
	Real Estate - 91.5% (Continued)
213,657	Kimco Realty Corporation	$5,005,984
95,056	Kite Realty Group Trust	2,399,213
9,461	Lamar Advertising Company, Class A	1,151,782
64,925	Lexington Realty Trust	527,191
25,971	LTC Properties, Inc.	897,298
12,459	Mid-America Apartment Communities, Inc.	1,925,788
56,152	National Retail Properties, Inc.	2,293,809
38,221	National Storage Affiliates Trust	1,448,958
62,393	Netstreit Corporation(a)	882,861
51,611	Omega Healthcare Investors, Inc.	1,953,476
47,189	Outfront Media, Inc.	837,133
117,267	Park Hotels & Resorts, Inc.	1,649,947
192,612	Prologis, Inc.	20,359,089
28,844	Public Storage	8,637,047
154,747	Realty Income Corp.	8,265,037
39,085	Regency Centers Corporation	2,889,554
28,637	Rexford Industrial Realty, Inc.	1,107,106
101,691	RLJ Lodging Trust(a)	1,038,265
11,277	Ryman Hospitality Properties, Inc.	1,176,642
38,892	Sabra Health Care REIT, Inc.	673,609
72,537	Simon Property Group, Inc.	12,491,597
122,568	STAG Industrial, Inc.	4,145,250
18,672	Sun Communities, Inc.	2,296,096
41,957	Tanger Inc.	1,431,992
88,695	UDR, Inc.	3,850,250
86,641	Ventas, Inc.	5,102,288
335,905	VICI Properties, Inc.	9,811,785
97,779	Vornado Realty Trust	4,110,629
61,646	W.P. Carey, Inc.	3,358,474
119,152	Welltower, Inc.	15,016,728
		242,301,535

	TOTAL COMMON STOCKS (Cost $227,179,073)	$242,301,535

	TOTAL INVESTMENTS - 91.5% (Cost $227,179,073)	$242,301,535
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%	22,472,667
	NET ASSETS - 100.0%	$264,774,202

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — (8.6)%
	REAL ESTATE - (8.6)%
(22,374)	Acadia Realty Trust	$(540,556)
(29,859)	American Healthcare REIT, Inc.	(848,593)
(11,043)	Americold Realty Trust, Inc.	(236,320)
(25,957)	Armada Hoffler Properties, Inc.	(265,540)
(11,551)	Camden Property Trust	(1,340,378)
(21,473)	Chatham Lodging Trust	(192,183)
(16,271)	Cousins Properties, Inc.	(498,543)
(10,782)	Crown Castle, Inc.	(978,574)
(21,518)	CTO Realty Growth, Inc.	(424,120)
(92,324)	DiamondRock Hospitality Company	(833,686)
(57,141)	Easterly Government Properties, Inc.	(649,122)
(26,099)	Elme Communities	(398,532)
(56,883)	Equity Commonwealth	(100,683)
(18,084)	Farmland Partners, Inc.	(212,668)
(19,420)	Four Corners Property Trust, Inc.	(527,059)
(17,463)	Getty Realty Corporation	(526,160)
(11,635)	Gladstone Commercial Corporation	(188,952)

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — (8.6)% (Continued)
	REAL ESTATE - (8.6)% (Continued)
(113,059)	Global Net Lease, Inc.	$(825,331)
(26,412)	Host Hotels & Resorts, Inc.	(462,738)
(10,437)	Independence Realty Trust, Inc.	(207,070)
(13,004)	Lineage Inc	(761,644)
(253,703)	Medical Properties Trust, Inc.	(1,002,127)
(10,614)	Mid-America Apartment Communities, Inc.	(1,640,606)
(7,363)	National Health Investors, Inc.	(510,256)
(17,817)	Omega Healthcare Investors, Inc.	(674,373)
(58,437)	Paramount Group, Inc.	(288,679)
(41,897)	Pebblebrook Hotel Trust	(567,704)
(12,739)	PotlatchDeltic Corporation	(500,006)
(26,986)	Rayonier, Inc.	(704,335)
(15,772)	Realty Income Corporation	(842,383)
(6,887)	Regency Centers Corporation	(509,156)
(5,053)	SBA Communications Corporation, CLASS A	(1,029,801)
(154,066)	Service Properties Trust	(391,328)
(11,150)	St Joe Company (The)	(500,970)
(3,562)	Sun Communities, Inc.	(438,019)
(106,835)	Sunstone Hotel Investors, Inc.	(1,264,926)
(14,764)	UMH Properties, Inc.	(278,744)
(36,533)	Xenia Hotels & Resorts, Inc.	(542,880)
		(22,704,745)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $23,333,632)	$(22,704,745)

ADR	- American Depositary Receipt

REIT	- Real Estate Investment Trust

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF TOTAL RETURN SWAPS (Unaudited)
December 31, 2024

TOTAL RETURN SWAPS
					Unrealized
Notional Amount at	Number of		Floating Rate to		Appreciation/
December 31, 2024	Shares	Description#	Pay	Termination Date	(Depreciation)
$257,588	14,669	Alexander & Baldwin	OBFR + 45 bps	11/26/2025	$2,640
1,205,245	12,096	Alexandria Real Estate	OBFR + 45 bps	11/26/2025	(25,281)
837,733	22,550	American Homes 4 Rent	OBFR + 45 bps	11/26/2025	6,089
1,530,898	8,321	American Tower Corp	OBFR + 45 bps	11/26/2025	(4,743)
49,343	1,056,927	Americold Realty Trust	OBFR + 45 bps	11/26/2025	987
34,810	548,606	Apple Hospitality Reit	OBFR - 35 bps	11/26/2025	14,272
1,093,996	4,899	Avalonbay Communities	OBFR + 45 bps	11/26/2025	(16,363)
556,720	99,237	Brandywine Realty Trust	OBFR + 45 bps	11/26/2025	(992)
281,645	15,183	Community Healthcare	OBFR + 45 bps	11/26/2025	10,021
10,504	322,998	Cousins Properties	OBFR - 35 bps	11/26/2025	1,155
7,477	1,342,122	Digital Realty Trust	OBFR - 35 bps	11/26/2025	16,225
536,327	3,295	Eastgroup Properties	OBFR + 45 bps	11/26/2025	(7,513)
266,316	25,632	Empire State Realty	OBFR + 45 bps	11/26/2025	(1,794)
553,067	12,527	Epr Properties	OBFR + 45 bps	11/26/2025	1,629
272,579	4,043	Equity Lifestyle Properties	OBFR + 45 bps	11/26/2025	(3,315)
540,966	7,475	Equity Residential	OBFR + 45 bps	11/26/2025	(4,560)
1,598,804	5,557	Essex Property Trust	OBFR + 45 bps	11/26/2025	(12,614)
495,924	3,315	Extra Space Storage	OBFR + 45 bps	11/26/2025	—
26,231	1,338,830	First Industrial Realty	OBFR - 35 bps	11/26/2025	23,870
16,717	803,085	Gaming And Leisure Properties	OBFR - 35 bps	11/26/2025	(2,006)
126,098	16,125	Global Medical Reit	OBFR + 45 bps	11/26/2025	(1,612)
565,132	33,204	Healthcare Realty Trust	OBFR + 45 bps	11/26/2025	(2,324)
528,057	26,064	Healthpeak Properties	OBFR + 45 bps	11/26/2025	261
35,487	648,702	Host Hotels & Resort	OBFR + 45 bps	11/26/2025	26,970
363,155	119,853	Hudson Pacific Properties	OBFR + 45 bps	11/26/2025	—
841,170	28,039	Inventrust Properties	OBFR + 45 bps	11/26/2025	3,645
1,142,277	27,223	Kilroy Realty Corp	OBFR + 45 bps	11/26/2025	(41,107)
529,997	22,448	Kimco Realty Corp	OBFR + 45 bps	11/26/2025	(4,041)
1,054,959	41,698	Kite Realty Group Trust	OBFR + 45 bps	11/26/2025	(2,502)
254,763	7,344	Ltc Properties Inc	OBFR + 45 bps	11/26/2025	(1,028)
507,179	60,959	Lxp Industrial Trust	OBFR + 45 bps	11/26/2025	(12,192)
481,153	12,632	National Storage Affiliates	OBFR + 45 bps	11/26/2025	(2,274)
498,097	35,326	Netstreit Corp	OBFR + 45 bps	11/26/2025	1,766
1,068,389	26,231	Nnn Reit Inc	OBFR + 45 bps	11/26/2025	3,148
10,702	408,281	Omega Healthcare Investors	OBFR - 35 bps	11/26/2025	3,211
1,370,249	90,986	Park Hotels & Resort	OBFR + 45 bps	11/26/2025	(90,076)
1,305,341	12,212	Prologis Inc	OBFR + 45 bps	11/26/2025	(14,532)
9,173	486,811	Realty Income Corp	OBFR - 35 bps	11/26/2025	(3,119)
876	65,358	Regency Centers Corp	OBFR - 35 bps	11/26/2025	596
285,303	16,444	Retail Opportunity Investments Corp.	OBFR + 45 bps	11/26/2025	164
786,278	20,130	Rexford Industrial Realty	OBFR + 45 bps	11/26/2025	(8,052)
584,288	56,672	Rlj Lodging Trust	OBFR + 45 bps	11/26/2025	(5,667)
522,278	4,867	Ryman Hospitality Properties	OBFR + 45 bps	11/26/2025	(14,455)
274,738	17,945	Site Centers Corp	OBFR + 45 bps	11/26/2025	(359)
488,606	7,178	Sl Green Realty Corp	OBFR + 45 bps	11/26/2025	(1,077)
306,762	44,075	Summit Hotel Properties	OBFR + 45 bps	11/26/2025	(4,848)
885	110,413	Sun Communities Inc	OBFR - 35 bps	11/26/2025	1,584
539,046	15,620	Tanger Inc	OBFR + 45 bps	11/26/2025	(5,936)
556,143	9,325	Terreno Realty Corp	OBFR + 45 bps	11/26/2025	(4,663)
552,318	12,587	Udr Inc	OBFR + 45 bps	11/26/2025	(5,916)
992,204	35,222	Weyerhaeuser Co	OBFR + 45 bps	11/26/2025	(704)
109,851	7,736	Whitestone Reit	OBFR + 45 bps	11/26/2025	(232)
813,074	14,829	Wp Carey Inc	OBFR + 45 bps	11/26/2025	(5,190)
					$(192,854)

#	The counterparty for all swap contracts is Morgan Stanley.

REIT - Real Estate Investment Trust

OBFR - Overnight Bank Funding Rate. The OBFR was 4.33% on December 31, 2024.